FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08271

                          FRANKLIN FLOATING RATE TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

            MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/05
                           -------



Item 1. Schedule of Investments.

Franklin Floating Rate Trust

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2005
--------------------------------------------------------------------------------


CONTENTS

Statement of Investments...............................................   3
Notes to Statement of Investments .....................................  17







                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

Franklin Floating Rate Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS 0.9%
  BROADCASTING 0.5%
b Paxson Communications Corp., senior secured note, 144A, FRN, 4.82%,
    1/15/10 ........................................................    United States    $    6,450,000     $    6,417,750
                                                                                                            ---------------

  STEEL 0.4%
b Ispat Inland ULC, senior secured note, FRN, 7.86%, 4/01/10 .......    United States         5,000,000          5,350,000
                                                                                                            ---------------
  TOTAL CORPORATE BONDS (COST $11,511,063) .........................                                            11,767,750
                                                                                                            ---------------

b SENIOR FLOATING RATE INTERESTS 89.5%
  ADVERTISING/MARKETING SERVICES 0.3%
c Adams Outdoor Advertising Inc., Term Loan B, 5.15%, 10/15/12 .....    United States         3,900,000          3,950,856
                                                                                                            ---------------

  AEROSPACE & DEFENSE 2.6%
  Anteon International Corp., Term Loan B, 4.814%, 12/31/10 ........    United States         2,962,613          3,002,424
  CACI International Inc., Term Loan B, 4.96%, 4/23/11 .............    United States           990,000          1,005,469
  DRS Technologies Inc., Term Loan B, 4.64 - 5.17%, 11/04/10 .......    United States         1,334,407          1,352,547
  Dyncorp International, Term Loan B, 6.063%, 2/08/11 ..............    United States         4,500,000          4,539,375
  GenCorp Inc.,
     L/C Term Loan, 6.07%, 11/30/10 ................................    United States         1,275,000          1,291,754
     Term Loan B, 5.89%, 11/30/10 ..................................    United States           420,750            428,113
  IAP Worldwide Services Inc., First Lien Term Loan, 5.938%, 3/30/11    United States         1,000,000          1,002,500
  ILC Industries Inc.,
     First Lien Term Loan, 5.814%, 8/04/10 .........................    United States           921,791            933,258
     Second Lien Term Loan, 8.814%, 2/05/11 ........................    United States           500,000            504,805
  K&F Acquisition Inc., Term Loan B, 5.25 - 5.67%, 11/18/12 ........    United States           950,000            967,120
  SI International Inc., Term Loan, 6.75%, 2/08/11 .................    United States         1,000,000          1,018,125
  Titan Corp., Term Loan B, 5.54 - 7.00%, 2/23/09 ..................    United States         9,920,254         10,039,604
  United Defense Industries Inc., Term Loan B, 5.07%, 8/13/09 ......    United States           750,479            752,042
  Vought Aircraft Industries Inc.,
     L/C Term Loan, 5.134%, 12/22/10 ...............................    United States         1,000,000          1,010,520
     Term Loan B, 5.57%, 12/22/11 ..................................    United States         4,988,235          5,040,213
                                                                                                            ---------------
                                                                                                                32,887,869
                                                                                                            ---------------

  ALUMINUM 0.9%
  Novelis Corp., U.S. Term Loan, 4.50%, 1/09/12 ....................    United States         7,295,392          7,386,147
  Novelis Inc., CAD Term Loan, 4.50%, 1/09/12 ......................       Canada             4,200,377          4,252,630
                                                                                                            ---------------
                                                                                                                11,638,777
                                                                                                            ---------------

  APPAREL/FOOTWEAR 0.2%
  St. John Knits International Inc., Term Loan B, 5.563 - 5.625%,
    3/23/12 ........................................................    United States         2,100,000          2,121,000
                                                                                                            ---------------

  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 3.8%
  Accuride Corp., Term Loan B, 5.25 - 5.50%, 1/31/12 ...............    United States         1,212,614          1,213,624
  Cooper Standard Automotive Inc.,
     Term Loan B, 5.125%, 12/23/11 .................................       Canada             2,007,469          2,016,669
     Term Loan C, 5.125%, 12/23/11 .................................    United States         3,229,406          3,244,207
  Grand Vehicle Works, Term Loan B, 8.06 - 8.10%, 7/23/10 ..........    United States         1,240,625          1,203,406
  Hayes Lemmerz, Term Loan, 5.85 - 6.66%, 6/03/09 ..................    United States         7,134,971          7,146,815


                                          Quarterly Statement of Investments | 3

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONT.)
  Key Plastics LLC and Key Safety Inc.,
     First Lien Term Loan, 5.85 - 7.75%, 7/31/10 ...................    United States    $    2,378,311     $    2,393,175
     Term Loan C, 8.60 - 8.64%, 7/31/11 ............................    United States         1,000,000            987,550
  Mark IV (Dayco), Term Loan B, 5.77 - 6.37%, 6/18/11 ..............    United States         5,260,250          5,358,880
  Progressive Moulded Products, Term Loan B, 4.844 - 5.23%, 8/13/11        Canada               995,000            893,012
  Tenneco Automotive Inc.,
     L/C Term Loan, 5.11%, 12/12/10 ................................    United States         4,396,552          4,488,145
     Term Loan B, 5.12%, 12/12/10 ..................................    United States         8,737,455          8,919,483
  TRW Automotive Inc.,
     Term Loan B, 4.375%, 10/31/10 .................................    United States         7,481,250          7,506,499
     Term Loan E, 3.875%, 10/31/10 .................................    United States         1,995,000          2,004,353
                                                                                                            ---------------
                                                                                                                47,375,818
                                                                                                            ---------------

  AUTOMOTIVE AFTERMARKET 0.4%
  Affinia Group Inc., Term Loan B, 5.44%, 11/30/11 .................    United States         3,990,000          4,042,867
  United Components Inc., Term Loan C, 5.29%, 6/30/10 ..............    United States         1,208,333          1,231,292
                                                                                                            ---------------
                                                                                                                 5,274,159
                                                                                                            ---------------

  BEVERAGES: ALCOHOLIC 1.0%
  Constellation Brands Inc., Term Loan B, 4.563 - 5.188%, 12/22/11 .    United States        11,970,000         12,088,766
  Southern Wine & Spirits of America Inc., Term Loan B, 5.35%,
    7/02/08 ........................................................    United States           984,865            998,663
                                                                                                            ---------------
                                                                                                                13,087,429
                                                                                                            ---------------

  BEVERAGES: NON-ALCOHOLIC 0.4%
  Dr. Pepper Bottling Co. of Texas, Term Loan, 5.08 - 5.339%, 12/18/10  United States         3,083,212          3,137,939
  Sunny Delight Beverages Co., First Lien Term Loan, 6.79 - 9.00%,
    8/23/10 ........................................................    United States         1,935,294          1,932,314
                                                                                                            ---------------
                                                                                                                 5,070,253
                                                                                                            ---------------

  BROADCASTING 2.7%
  Alliance Atlantis Communications Inc., Term Loan B, 4.76 - 4.78%,
    12/17/11 .......................................................    United States         3,100,000          3,118,408
  Cumulus Media Inc.,
     Term Loan E, 4.813%, 3/28/10 ..................................    United States         1,389,500          1,412,079
     Term Loan F, 4.563%, 3/28/10 ..................................    United States         3,731,250          3,752,294
  Emmis Operating Co., Term Loan B, 4.66%, 11/10/11 ................    United States         8,229,375          8,344,817
  Entravision Communications Corp.,
     Multi-Draw Term Loan, 4.84%, 2/24/12 ..........................    United States         1,500,000          1,527,500
     Term Loan B, 4.84%, 2/24/12 ...................................    United States         5,000,000          5,091,665
  Gray Television Inc., Term Loan C, 4.31 - 6.75%, 12/31/10 ........    United States         1,745,625          1,764,059
  Mission Broadcasting Inc., Term Loan B, 4.87%, 10/01/12 ..........    United States         2,967,521          2,988,540
  NEP Supershooters LP, First Lien Term Loan, 7.12 - 8.50%, 2/03/11     United States         1,492,500          1,519,552
  Nexstar Broadcasting Group Inc., Term Loan B, 4.87%, 10/01/12 ....    United States         3,132,479          3,154,666
  Sinclair Broadcasting,
     Term Loan A, 6.25%, 6/30/09 ...................................    United States           337,500            339,398
     Term Loan C, 6.50%, 12/31/09 ..................................    United States           352,500            356,098
                                                                                                            ---------------
                                                                                                                33,369,076
                                                                                                            ---------------



4 | Quarterly Statement of Investments

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  BUILDING PRODUCTS 1.3%
  Atrium Cos. Inc., Term Loan, 5.60 - 5.65%, 12/15/11 ..............    United States    $      997,500     $    1,001,448
  Building Materials Holding Corp., Term Loan B, 5.125%, 8/21/10 ...    United States           982,500            991,156
  Headwaters Inc., Term Loan B, 5.40 - 7.00%, 4/30/11 ..............    United States         3,458,379          3,509,535
  NCI Building Systems Inc., Term Loan B, 4.75%, 6/07/10 ...........    United States         3,846,050          3,897,733
c Nortek Inc., Term Loan, 5.34 - 7.00%, 8/25/11 ....................    United States         5,980,000          6,065,963
  Ply Gem Industries Inc., Incremental Term Loan, 5.60%, 2/12/11 ...    United States           998,756          1,001,113
                                                                                                            ---------------
                                                                                                                16,466,948
                                                                                                            ---------------

  CABLE/SATELLITE TELEVISION 9.4%
  Bresnan Broadband Holdings LLC,
     Term Loan A, 6.64 - 6.94%, 3/31/10 ............................    United States         1,250,000          1,261,025
     Term Loan B, 6.45 - 6.65%, 9/30/10 ............................    United States         1,000,000          1,015,781
  Century Cable (Adelphia),
     Term Loan, 7.75%, 6/30/09 .....................................    United States         1,000,000            991,607
     Term Loan (New), 7.75%, 12/31/09 ..............................    United States         3,000,000          2,972,250
  Charter Communications Operating LLC, Term Loan B, 6.37 - 6.44%,
    4/27/11 ........................................................    United States         9,428,750          9,337,414
c DirecTV Holdings LLC/Financing Co., Term Loan B, 4.454%, 4/12/13 .    United States        14,000,000         14,057,750
  Grapeclose Ltd. (Inmarsat),
     Term Loan B, 6.031%, 10/10/10 .................................   United Kingdom         5,271,912          5,317,778
     Term Loan C, 6.531%, 10/10/11 .................................   United Kingdom         5,284,303          5,330,858
  Insight Midwest Holdings LLC,
     Additional Term Loan, 5.75%, 12/31/09 .........................    United States         3,950,000          4,013,777
     Term Loan B, 5.75%, 12/31/09 ..................................    United States         2,962,500          3,010,333
  Intelsat (Bermuda) Ltd., Senior Term Loan Facility, 4.843%, 7/31/12      Bermuda            1,995,000          2,002,481
c Mediacom Broadband Inc., Term Loan B, 5.25 - 5.59%, 9/12/10 ......    United States         4,997,855          4,997,855
  Mediacom LLC Group, Term Loan B, 4.96 - 5.47%, 4/01/13 ...........    United States         4,987,500          5,052,961
  New Skies Satellites B.V., Term Loan, 5.50 - 5.688%, 5/02/11 .....     Netherlands          5,648,087          5,679,857
  NTL Investment Holdings, Term Loan B, 6.41%, 4/13/12 .............   United Kingdom        12,500,000         12,625,000
  Olympus Cable Holdings (Adelphia), Term Loan B, 7.75%, 9/30/10 ...    United States         2,000,000          1,984,286
  Panamsat Corp., Term Loan B, 5.31%, 8/01/11 ......................    United States         5,954,819          6,043,570
  UCA-HHC (Adelphia), Term Loan, 7.00%, 3/31/08 ....................    United States        20,935,000         20,675,929
  UPC Financing Partnership, Term Loan H2, 5.752%, 9/30/12 .........     Netherlands         11,000,000         11,017,281
                                                                                                            ---------------
                                                                                                               117,387,793
                                                                                                            ---------------

  CASINOS/GAMING 1.4%
  Ameristar Casinos Inc.,
     Term Loan B, 5.063%, 12/06/06 .................................    United States           958,101            974,269
     Term Loan B1, 5.063%, 12/20/06 ................................    United States         2,544,630          2,587,571
  Boyd Gaming Corp., Term Loan B, 4.53 - 5.13%, 6/30/11 ............    United States         1,985,000          2,011,674
  Global Cash Access LLC, Term Loan B, 5.314%, 3/10/10 .............    United States           814,423            818,047
  Greektown Casinos LLC, Term Loan D, 6.25 - 6.593%, 12/31/05 ......    United States         4,278,285          4,302,351
  Isle of Capri, Term Loan B, 4.57 - 4.843% 1/24/10 ................    United States           997,500          1,008,832
  Isle of Capri Black Hawk LLC, Term Loan C, 5.75 - 6.13%, 12/31/07     United States           982,457          1,000,264
  Marina District Finance Co. Inc. (Borgata), Term Loan B, 4.843 - 5.13%,
    10/14/11 .......................................................    United States         5,120,500          5,186,641
                                                                                                            ---------------
                                                                                                                17,889,649
                                                                                                            ---------------



                                          Quarterly Statement of Investments | 5

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  CATALOG/SPECIALTY DISTRIBUTION 0.1%
  Affinity Group Inc.,
     Term Loan B1, 5.97 - 6.12%, 6/24/09 ...........................    United States    $      228,980     $      231,938
     Term Loan B2, 6.12%, 6/24/09 ..................................    United States           572,449            579,843
  Oriental Trading Co. Inc., Term Loan B, 5.625%, 8/04/10 ..........    United States           902,374            914,218
                                                                                                            ---------------
                                                                                                                 1,725,999
                                                                                                            ---------------

  CHEMICALS: MAJOR DIVERSIFIED 1.9%
  BCP Crystal US Holdings Corp. (Celanese), Term Loan B, 5.625%,
    4/06/11 ........................................................    United States         6,813,821          6,942,644
  Huntsman International LLC, Term Loan B, 5.50%, 12/31/10 .........    United States         7,218,146          7,346,268
  Huntsman LLC, Term Loan B, 6.05%, 3/31/10 ........................    United States         1,200,000          1,219,800
  Invista Canada Co., Term Loan B2, 5.875%, 4/29/11 ................       Canada             2,335,529          2,361,197
  Invista SARL, Term Loan B1, 5.875%, 4/29/11 ......................     Luxembourg           5,383,059          5,489,040
                                                                                                            ---------------
                                                                                                                23,358,949
                                                                                                            ---------------

  CHEMICALS: SPECIALTY 1.5%
  Brenntag, Term Loan B2, 5.88%, 2/27/12 ...........................    United States         1,500,000          1,521,813
  Ineos Group Ltd., Term Loan C, 6.565%, 6/30/09 ...................    United States         2,154,834          2,166,551
  Nalco Co., Term Loan B, 4.92 - 5.05%, 11/04/10 ...................    United States         8,659,533          8,798,899
  Niagara Acquisition Inc. (PQ Corp.), Term Loan B, 5.125%, 2/11/12     United States         1,200,000          1,215,000
  Rockwood Specialties Group Inc., Term Loan D, 5.43%, 7/30/11 .....    United States         5,300,000          5,367,909
  Westlake Chemical Corp., Term Loan B, 5.314 - 7.00%, 7/31/10 .....    United States            82,500             83,059
                                                                                                            ---------------
                                                                                                                19,153,231
                                                                                                            ---------------

  COAL 0.3%
  Foundation Coal, Term Loan B, 4.78 - 5.38%, 7/30/11 ..............    United States         2,170,745          2,205,114
  International Coal Group LLC, Term Loan B, 5.88%, 11/09/10 .......    United States           995,000          1,008,084
                                                                                                            ---------------
                                                                                                                 3,213,198
                                                                                                            ---------------

  COMMERCIAL PRINTING/FORMS 0.1%
  American Reprographics, Term Loan B, 6.04%, 6/17/09 ..............    United States           855,500            861,625
                                                                                                            ---------------

  CONSTRUCTION MATERIALS 0.2%
  St. Marys Cement Inc., Term Loan B, 5.093%, 12/04/09 .............       Canada             2,962,500          2,981,075
                                                                                                            ---------------

  CONSUMER SUNDRIES 0.5%
  American Safety Razor Co., Term Loan B, 5.64 - 5.88%, 2/20/12 ....    United States         1,500,000          1,526,250
  Central Garden & Pet Co., Term Loan, 4.66 - 4.814%, 5/14/09 ......    United States         2,214,402          2,239,314
c Scotts Co., Term Loan B, 4.563%, 9/30/10 .........................    United States         2,300,000          2,330,599
                                                                                                            ---------------
                                                                                                                 6,096,163
                                                                                                            ---------------

  CONTAINERS/PACKAGING 1.5%
  ACI Operations Property Ltd., Term Loan A, 5.53%, 4/01/07 ........      Australia             486,733            495,068
  Atlantis Plastics Inc., Term Loan B, 5.62%, 3/12/12 ..............    United States         1,250,000          1,266,400
  Berry Plastics Corp., Term Loan C, 4.77%, 7/22/10 ................    United States         1,411,151          1,430,808
  Graham Packaging Co.,
     First Lien Term Loan, 5.50 - 5.688%, 10/07/11 .................    United States         7,980,000          8,086,772
     Second Lien Term Loan, 7.313%, 4/07/12 ........................    United States         1,000,000          1,026,125


6 | Quarterly Statement of Investments

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  CONTAINERS/PACKAGING (CONT.)
  Graphic Packaging International Corp., Term Loan C, 5.06 - 5.91%,
    8/08/10 ........................................................    United States    $    3,634,771     $    3,691,110
  Kerr Group Inc., Term Loan B, 6.60%, 8/11/10 .....................    United States         1,692,137          1,713,559
  Owens-Brockway Glass Container Inc., Term Loan B, 5.73%, 4/01/08 .    United States         1,576,857          1,608,789
                                                                                                            ---------------
                                                                                                                19,318,631
                                                                                                            ---------------

  DATA PROCESSING SERVICES 0.3%
  InfoUSA Inc.,
     Term Loan A, 5.50%, 3/25/09 ...................................    United States           833,333            841,933
     Term Loan B, 5.31%, 3/30/09 ...................................    United States         2,602,500          2,629,358
                                                                                                            ---------------
                                                                                                                 3,471,291
                                                                                                            ---------------

  DRUG STORE CHAINS 0.8%
  The Jean Coutu Group (PJC) Inc., Term Loan B, 5.375 - 5.50%,
    7/30/11 ........................................................       Canada             7,452,500          7,575,347
  Rite Aid Corp., Term Loan, 4.66 - 4.81%, 9/22/09 .................    United States         2,977,519          2,997,989
                                                                                                            ---------------
                                                                                                                10,573,336
                                                                                                            ---------------

  ELECTRIC UTILITIES 3.7%
  AES Corp., Term Loan B, 5.25 - 5.57%, 4/30/08 ....................    United States         1,857,143          1,884,573
  Cogentrix Delaware Holdings Inc., Term Loan B, 4.71%, 4/14/12 ....    United States         4,000,000          4,014,000
  Coleto Creek WLE LP,
     Term Loan B, 5.314%, 6/30/11 ..................................    United States         1,648,741          1,677,594
     Term Loan C, 6.564%, 6/30/12 ..................................    United States         1,000,000          1,019,375
  Dynegy Holdings Inc., Term Loan B, 6.87%, 5/27/10 ................    United States         4,962,500          5,001,272
  Midwest Generation LLC, Term Loan, 4.006 - 5.41%, 4/27/11 ........    United States           899,380            913,995
  NRG Energy Inc.,
     Credit Linked Deposit, 4.868%, 12/24/11 .......................    United States         3,150,000          3,189,769
     Term Loan B, 4.968 - 5.255%, 12/24/11 .........................    United States         4,039,875          4,090,879
  Pike Electric Inc.,
     Term Loan B, 5.188%, 7/02/12 ..................................    United States         2,860,000          2,894,148
     Term Loan C, 5.188%, 12/10/12 .................................    United States         1,874,667          1,907,398
  Quanta Services Inc., Term Loan B, 3.05 - 6.04%, 6/19/08 .........    United States         2,970,000          2,992,572
  Reliant Energy Inc., Term Loan B, 5.395 - 6.089%, 4/30/10 ........    United States         5,985,000          5,992,481
  Texas Genco LLC,
     Delay Draw, 6.75%, 12/14/11 ...................................    United States         2,996,154          3,022,993
     First Lien Term Loan, 4.97 - 5.091%, 12/14/11 .................    United States         7,235,712          7,300,529
  TNP Enterprises Inc., Term Loan, 8.075%, 12/31/06 ................    United States           982,500            987,413
                                                                                                            ---------------
                                                                                                                46,888,991
                                                                                                            ---------------

  ELECTRICAL PRODUCTS 0.1%
  Enersys Capital Inc., Term Loan D, 4.54 - 5.30%, 3/17/11 .........    United States         1,439,125          1,448,350
                                                                                                            ---------------

  ELECTRONIC COMPONENTS 0.2%
  Seagate Technology HDD Holdings, Term Loan B, 5.063%, 5/13/07 ....   Cayman Islands         2,089,328          2,115,402
  Seagate Technology (US) Holdings, Term Loan B, 5.063%, 5/13/07 ...    United States           835,673            846,102
                                                                                                            ---------------
                                                                                                                 2,961,504
                                                                                                            ---------------



                                          Quarterly Statement of Investments | 7

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  ELECTRONICS/APPLIANCES 0.5%
  Directed Electronics Inc., Term Loan, 6.32 - 6.37%, 6/17/10 ......    United States    $    2,672,612     $    2,700,594
  Juno Lighting Inc., First Lien Term Loan, 5.37 - 7.25%, 10/21/10 .    United States         2,161,742          2,191,575
  Oreck Corp., Term Loan B, 5.85%, 1/27/12 .........................    United States         1,795,500          1,817,944
                                                                                                            ---------------
                                                                                                                 6,710,113
                                                                                                            ---------------

  ENGINEERING & CONSTRUCTION 1.0%
  URS Corp., Term Loan B, 4.814 - 4.94%, 8/22/08 ...................    United States         2,802,259          2,817,448
  Washington Group International Inc., Synthetic Term Loan, 2.964%,
    10/01/07 .......................................................    United States         9,700,000          9,711,471
                                                                                                            ---------------
                                                                                                                12,528,919
                                                                                                            ---------------

  ENVIRONMENTAL SERVICES 1.9%
  Allied Waste North America Inc.,
     Credit Link, 2.00%, 1/15/12 ...................................    United States         3,540,540          3,552,812
     Term Loan B, 5.00 - 5.37%, 1/15/12 ............................    United States         9,559,459          9,588,740
  Duratek Inc., Term Loan B, 6.00 - 6.55%, 12/16/09 ................    United States         1,474,528          1,478,214
  Envirocare of Utah LLC., Term Loan B, 6.11%, 1/31/10 .............    United States         3,500,000          3,503,430
  Envirosolutions Inc.,
     Delay Draw, 7.62%, 3/01/09 ....................................    United States           695,427            693,675
     Term Loan B, 7.62%, 3/01/09 ...................................    United States         2,135,455          2,132,785
  IESI Corp., Term Loan B, 4.848 - 5.15%, 1/21/12 ..................    United States           900,000            907,884
  Synagro Technologies Inc.,
   c Delay Draw, 8.00%, 3/25/12 ....................................    United States           257,143            260,438
   c Term Loan B, 8.00%, 3/25/12 ...................................    United States         1,542,857          1,562,626
                                                                                                            ---------------
                                                                                                                23,680,604
                                                                                                            ---------------

  FINANCE/RENTAL/LEASING 0.5%
  United Rentals (North America) Inc.,
     L/C Term Loan, 2.64%, 2/14/11 .................................    United States         1,053,333          1,068,805
     Term Loan B, 5.31%, 2/14/11 ...................................    United States         5,280,000          5,359,200
                                                                                                            ---------------
                                                                                                                 6,428,005
                                                                                                            ---------------

  FINANCIAL CONGLOMERATES 1.1%
  Fidelity National Information Services Inc., Term Loan B, 4.66%,
    3/08/13 ........................................................    United States        14,337,500         14,301,656
                                                                                                            ---------------

  FOOD DISTRIBUTORS 0.2%
  OSI Group LLC,
     Dutch Term Loan, 5.343%, 9/02/11 ..............................     Netherlands            746,250            756,511
     German Term Loan, 5.343%, 9/02/11 .............................       Germany              597,000            605,209
     U.S. Term Loan, 5.343%, 9/02/11 ...............................    United States         1,343,250          1,361,719
                                                                                                            ---------------
                                                                                                                 2,723,439
                                                                                                            ---------------

  FOOD: MAJOR DIVERSIFIED 1.3%
  Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 5.814%, 8/08/08   United States         7,412,119          7,500,916
  Del Monte Corp., Term Loan B, 4.69%, 2/08/12 .....................    United States         1,200,000          1,218,150
  Pinnacle Foods Holding Corp., Term Loan B, 6.04 - 6.37%, 11/25/10     United States         5,411,335          5,459,117
  Solvest Ltd. (Dole), Term Loan B, 4.50 - 6.25%, 4/18/12 ..........       Bermuda            2,300,000          2,320,125
                                                                                                            ---------------
                                                                                                                16,498,308
                                                                                                            ---------------



8 | Quarterly Statement of Investments

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  FOOD: MEAT/FISH/DAIRY 0.3%
  American Seafoods, Term Loan B, 6.34%, 4/15/09 ...................    United States    $    1,220,091     $    1,239,537
  Michael Foods Inc., Term Loan B, 4.841 - 5.098%, 11/21/10 ........    United States         1,825,503          1,852,885
  Pierre Foods Inc., Term Loan B, 5.44 - 5.69%, 6/30/10 ............    United States           910,000            920,617
                                                                                                            ---------------
                                                                                                                 4,013,039
                                                                                                            ---------------

  FOOD: SPECIALTY/CANDY 0.7%
  Leiner Health Products Inc., Term Loan B, 6.10 - 6.38%, 6/09/11 ..    United States         1,985,000          2,004,989
  Meow Mix Co., First Lien Term Loan, 6.77 - 7.12%, 8/21/09 ........    United States         3,696,541          3,708,093
  Otis Spunkmeyer Inc., Term Loan B, 6.875 - 7.188%, 6/24/11 .......    United States         1,764,082          1,783,928
c Reddy Ice Group Inc., Term Loan, 6.50%, 4/12/12 ..................    United States           985,000            994,234
                                                                                                            ---------------
                                                                                                                 8,491,244
                                                                                                            ---------------

  FOREST PRODUCTS 0.3%
c Escanaba Timber LLC, Timber Term Facility, 7.50%, 4/25/08 ........    United States         2,300,000          2,317,250
  Roseburg Forest Products (RLC Industries), Term Loan B, 4.593%,
    2/24/10 ........................................................    United States         1,627,679          1,635,817
                                                                                                            ---------------
                                                                                                                 3,953,067
                                                                                                            ---------------

  HOME FURNISHINGS 1.2%
  Knoll Inc., Term Loan, 5.89 - 6.09%, 10/01/11 ....................    United States         3,520,000          3,562,240
  National Bedding Co., Term Loan B, 4.88 - 5.38%, 12/20/10 ........    United States         6,365,636          6,453,163
  Sealy Mattress Co.,
     Revolver, 7.00%, 4/06/10 ......................................    United States            50,000             49,000
     Term Loan D, 4.73 - 6.50%, 8/06/12 ............................    United States         1,857,051          1,867,883
  Simmons Holdings Inc., Term Loan C, 5.625 - 7.25%, 12/19/11 ......    United States         3,395,821          3,451,003
                                                                                                            ---------------
                                                                                                                15,383,289
                                                                                                            ---------------

  HOME IMPROVEMENT CHAINS 0.2%
  Harbor Freight Tools USA Inc., Term Loan B, 5.47%, 7/31/10 .......    United States         1,990,000          2,005,174
                                                                                                            ---------------

  HOMEBUILDING 1.2%
  Builders FirstSource Inc., Term Loan B, 5.41%, 8/11/11 ...........    United States         1,250,000          1,267,188
  CONTECH Construction Products Inc., Term Loan B, 5.54 - 7.50%,
    10/31/11 .......................................................    United States           997,500          1,014,956
c Goodman Global Holdings Inc., Term Loan B, 5.50%, 4/30/10 ........    United States         1,915,769          1,948,098
  LandSource Communities Development LLC, Term Loan B, 5.50%,
    3/31/10 ........................................................    United States         6,000,000          6,086,100
  Stile Acquisition Corp. (Masonite), CAD Term Loan, 5.14 - 5.21%,
    4/05/13 ........................................................       Canada             2,497,872          2,501,777
  Stile U.S. Acquisition Corp. (Masonite), Term Loan, 5.14 - 5.21%,
    4/05/13 ........................................................    United States         2,502,128          2,506,038
                                                                                                            ---------------
                                                                                                                15,324,157
                                                                                                            ---------------

  HOSPITAL/NURSING MANAGEMENT 2.7%
  Beverly Enterprises Inc., Term Loan B, 5.42 - 5.88%, 10/22/08 ....    United States         1,970,000          1,980,323
  Community Health Systems Inc., Term Loan B, 4.64%, 8/19/11 .......    United States         1,990,000          2,014,668
  Iasis Healthcare LLC, Term Loan B, 5.34 - 5.37%, 6/22/11 .........    United States         9,180,625          9,337,458
c Lakers Holdings Corp. (LifePoint Hospitals Inc.), Term Loan B, 6.375%,
    4/15/12 ........................................................    United States        10,400,000         10,432,500


                                          Quarterly Statement of Investments | 9

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  HOSPITAL/NURSING MANAGEMENT (CONT.)
  MedCath Corp., Term Loan B, 5.55%, 6/30/11 .......................    United States    $    2,481,250     $    2,516,918
  Select Medical Corp., Term Loan B, 4.63%, 2/24/12 ................    United States         2,000,000          1,997,250
  Triad Hospitals Inc., Term Loan B, 5.32%, 9/30/08 ................    United States           734,975            747,723
  Vanguard Health Holding Co. II LLC, Term Loan B, 6.34%, 9/23/11 ..    United States         4,726,250          4,819,300
                                                                                                            ---------------
                                                                                                                33,846,140
                                                                                                            ---------------

  HOTEL/RESORTS/CRUISELINES 1.0%
c Resorts International Holdings LLC, Term Loan B, LLC, 7.50%,
    4/01/12 ........................................................    United States         1,673,229          1,689,627
  Venetian Casino Resorts, Term Loan B, 4.81%, 8/17/11 .............    United States         8,705,128          8,767,152
  Wyndham International Inc., Term Loan B, 7.688%, 6/30/06 .........    United States         1,517,112          1,521,220
                                                                                                            ---------------
                                                                                                                11,977,999
                                                                                                            ---------------

  HOUSEHOLD/PERSONAL CARE 0.9%
  Jarden Corp., Term Loan B, 5.093%, 1/24/12 .......................    United States         2,194,500          2,207,987
  Prestige Brands Inc., Term Loan B, 5.38 - 7.00%, 4/06/11 .........    United States         3,465,000          3,515,530
  Rayovac Corp., Term Loan B, 4.77 - 5.13%, 2/07/12 ................    United States         4,000,000          4,073,752
  Springs Industries Inc., Term Loan B, 5.875%, 12/07/10 ...........    United States         1,995,000          2,034,900
                                                                                                            ---------------
                                                                                                                11,832,169
                                                                                                            ---------------

  INDUSTRIAL CONGLOMERATES 0.9%
  Invensys (BTR Dunlop),
     Bonding Facility, 5.951%, 3/05/09 .............................    United States         1,945,920          1,965,379
     Term Loan B, 6.881%, 9/05/09 ..................................    United States         1,225,833          1,244,986
  SPX Corp., Term Loan B, 5.375%, 9/30/09 ..........................    United States         2,318,194          2,332,393
  TriMas Corp., Term Loan B, 6.64 - 6.90%, 12/06/09 ................    United States         5,698,564          5,788,790
                                                                                                            ---------------
                                                                                                                11,331,548
                                                                                                            ---------------

  INDUSTRIAL MACHINERY 1.6%
  Colfax Corp., Term Loan B, 5.375%, 11/30/11 ......................    United States         2,493,750          2,522,845
  Dresser Inc., Unsecured Term Loan, 5.84%, 3/01/10 ................    United States         1,500,000          1,530,938
  Dresser-Rand Group Inc., Term Loan B, 5.125 - 5.438%, 10/29/11 ...    United States         1,851,907          1,881,423
c Flowserve Corp., Term Loan C, 5.688 - 5.875%, 6/30/09 ............    United States         1,417,011          1,445,351
  Itron Inc., Term Loan C, 4.75%, 7/01/11 ..........................    United States         1,347,162          1,356,144
  Mueller Group, Term Loan, 5.64 - 5.94%, 4/14/11 ..................    United States         6,039,181          6,110,896
  Rexnord Corp., Term Loan, 5.92 - 6.39%, 11/25/09 .................    United States         1,527,778          1,530,619
  Sensus Metering Systems Inc., Term Loan, 5.348 - 5.58%, 12/17/10 .    United States         3,920,000          3,962,022
                                                                                                            ---------------
                                                                                                                20,340,238
                                                                                                            ---------------

  INDUSTRIAL SPECIALTIES 0.3%
  Polypore Inc., Term Loan B, 4.92%, 11/11/11 ......................    United States         3,103,750          3,142,547
                                                                                                            ---------------

  INFORMATION TECHNOLOGY SERVICES 1.4%
  Relizon Co.,
     Incremental Term Loan, 5.85%, 2/20/11 .........................    United States           337,172            338,902
     Term Loan B, 5.54 - 5.85%, 2/20/11 ............................    United States         3,088,765          3,104,610
  Telcordia Technologies Inc., Term Loan B, 5.829%, 9/14/12 ........    United States         3,000,000          2,986,875
  Transfirst Holdings, Term Loan B, 7.125%, 3/31/10 ................    United States         4,962,500          5,018,973
  Xerox Corp., Term Loan, 4.82%, 9/30/08 ...........................    United States         6,500,000          6,587,055
                                                                                                            ---------------
                                                                                                                18,036,415
                                                                                                            ---------------



10 | Quarterly Statement of Investments

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  INSURANCE BROKERS/SERVICES 0.3%
  Alliant Resources Group Inc., Term Loan B, 6.593 - 8.00%, 8/31/11     United States    $    3,721,875     $    3,787,008
                                                                                                            ---------------

  INVESTMENT BANKS/BROKERS 0.2%
  Refco Group Ltd. LLC, Term Loan B, 5.02%, 8/05/11 ................    United States         2,043,673          2,064,110
                                                                                                            ---------------

  LIFE/HEALTH INSURANCE 0.8%
  Conseco Inc., Term Loan, 6.564%, 6/22/10 .........................    United States         9,589,006          9,776,788
                                                                                                            ---------------

  MAJOR PHARMACEUTICALS 0.6%
  Warner Chilcott Holdings Co.,
     Term Loan B, 5.72%, 1/18/12 ...................................     Puerto Rico          4,640,238          4,686,640
     Term Loan C, 5.72%, 1/18/12 ...................................    United States         1,869,789          1,888,487
     Term Loan D, 5.72%, 1/18/12 ...................................       Bermuda              863,790            872,428
                                                                                                            ---------------
                                                                                                                 7,447,555
                                                                                                            ---------------

  MAJOR TELECOMMUNICATIONS 0.9%
  Alaska Communications Systems Holdings Inc., Term Loan, 5.093%,
    2/01/12 ........................................................    United States         4,650,000          4,696,500
c Consolidated Comm Inc., Term Loan D, 5.32 - 5.564%, 10/14/11 .....    United States         3,000,000          3,037,500
  Qwest Corp., Term Loan A, 7.39%, 6/30/07 .........................    United States         3,000,000          3,090,939
d Winstar Communications Inc., DIP, 2/20/49 ........................    United States         3,926,973                393
                                                                                                            ---------------
                                                                                                                10,825,332
                                                                                                            ---------------

  MANAGED HEALTH CARE 0.9%
  Multiplan Inc., Term Loan, 5.85%, 3/04/09 ........................    United States         2,013,889          2,033,988
  PacifiCare Health Systems Inc., Term Loan B, 4.25 - 4.938%,
    12/13/10 .......................................................    United States         9,376,500          9,458,544
                                                                                                            ---------------
                                                                                                                11,492,532
                                                                                                            ---------------

  MARINE SHIPPING 0.2%
  Horizon Lines LLC, Term Loan C, 5.62%, 7/07/11 ...................    United States         2,282,750          2,296,065
  US Shipping Partners LP, Term Loan, 5.093%, 4/25/09 ..............    United States           477,163            483,725
                                                                                                            ---------------
                                                                                                                 2,779,790
                                                                                                            ---------------

  MEDIA CONGLOMERATES 0.6%
  Canwest Media Inc., Term Loan E, 5.044%, 5/15/09 .................       Canada             3,330,237          3,372,364
  Liberty Group Operating Inc., Term Loan B, 5.125%, 2/28/12 .......    United States         4,000,000          4,060,832
                                                                                                            ---------------
                                                                                                                 7,433,196
                                                                                                            ---------------

  MEDICAL DISTRIBUTORS 0.5%
  VWR International Inc., Term Loan B, 5.65%, 4/07/11 ..............    United States         6,407,334          6,515,457
                                                                                                            ---------------

  MEDICAL SPECIALTIES 0.9%
  Cooper Companies Inc., Term Loan B, 4.563%, 1/06/12 ..............    United States         2,000,000          2,026,250
c Fisher Scientific International Inc., Term Loan B, 6.25%, 8/02/11     United States         4,885,000          4,933,850
  Healthtronics Inc., Term Loan B, 4.813%, 3/23/11 .................    United States         2,200,000          2,197,250
  Kinetic Concepts Inc., Term Loan B2, 4.85%, 8/11/10 ..............    United States         1,546,228          1,570,872
                                                                                                            ---------------
                                                                                                                10,728,222
                                                                                                            ---------------



                                         Quarterly Statement of Investments | 11

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  MEDICAL/NURSING SERVICES 1.6%
  Alliance Imaging Inc., Term Loan C1, 5.125 - 5.50%, 12/29/11 .....    United States    $    2,213,022     $    2,243,451
  AMR Holdco/EmCare Holdco, Term Loan B, 5.27 - 5.50% 2/02/12 ......    United States         3,000,000          3,041,250
  Insight Health Services, Delay Draw, 6.843%, 10/17/08 ............    United States         5,382,000          5,405,546
  Sheridan Healthcare, Term Loan B, 6.26 - 6.39% 11/09/10 ..........    United States         1,481,250          1,507,172
  Team Health Inc., Term Loan C, 5.85 - 5.87%, 3/23/11 .............    United States         3,661,900          3,680,063
  US Oncology Inc., Term Loan B, 5.51 - 6.125%, 8/20/11 ............    United States         3,830,877          3,902,707
                                                                                                            ---------------
                                                                                                                19,780,189
                                                                                                            ---------------

  MISCELLANEOUS COMMERCIAL SERVICES 2.4%
  Buhrmann US Inc., Term Loan C1, 5.088 - 5.223%, 12/23/10 .........    United States         5,233,949          5,320,832
  CCC Information Services Group Inc., Term Loan B, 5.814%, 8/15/10     United States         3,619,239          3,669,112
  Corrections Corp. (Prison Realty), Term Loan E, 4.89 - 4.92%, 3/31/08 United States         1,883,636          1,893,055
  DS Waters Enterprises LP, Term Loan, 7.266 - 7.59%, 11/07/09 .....    United States         3,064,295          2,932,438
  Global Imaging Systems Inc., Term Loan B, 4.42 - 4.60%, 5/10/10 ..    United States         2,481,287          2,492,920
  JohnsonDiversey Inc.,
     Term Loan B, 4.50 - 4.61%, 5/03/08 ............................    United States         4,103,244          4,159,024
     Tranche B EURO, 4.641%, 11/03/09 ..............................    United States            96,756             97,481
  Language Lines Inc., Term Loan B, 7.35 - 7.42%, 6/11/11 ..........    United States         3,226,742          3,267,141
  US Investigations Services Inc., Term Loan C, 6.55%, 12/31/08 ....    United States         2,296,886          2,303,157
  Worldspan LP, Term Loan B, 5.625 - 5.875%, 2/11/10 ...............    United States         3,991,111          3,906,300
                                                                                                            ---------------
                                                                                                                30,041,460
                                                                                                            ---------------

  MISCELLANEOUS MANUFACTURING 0.1%
  Day International Group Inc., Term Loan D, 6.57 - 6.60%, 9/16/09 .    United States         1,200,761          1,201,890
                                                                                                            ---------------

  MOVIES/ENTERTAINMENT 5.7%
  24 Hour Fitness Inc., Term Loan, 6.25%, 7/01/09 ..................    United States         3,313,461          3,337,981
  Carmike Cinemas Inc., Term Loan, 8.00%, 2/02/09 ..................    United States         1,580,000          1,613,575
  CH Operating LLC, Term Loan B, 7.625%, 6/21/07 ...................    United States         2,521,552          2,527,856
  Cinemark USA Inc., Term Loan, 4.35%, 3/31/11 .....................    United States           990,000          1,005,800
  Cinram International, Term Loan D, 5.91%, 9/30/09 ................       Canada             6,941,548          7,056,083
  Loews Cineplex Entertainment Corp., Term Loan B, 5.00 - 5.373%,
    7/30/11 ........................................................    United States         1,969,603          2,002,533
  Metro-Goldwyn-Mayer Inc., Term Loan B, 5.38%, 4/06/12 ............    United States        13,700,000         13,732,113
  Mets II LLC, Term Loan, 6.27%, 8/23/05 ...........................    United States         3,000,000          3,006,090
  New Jersey Devils LLC, Term Loan, 6.843%, 9/30/06 ................    United States         1,900,000          1,906,403
  Rainbow National Services LLC, Term Loan B, 5.69%, 3/31/12 .......    United States         8,500,000          8,628,384
  Regal Cinemas Inc., Term Loan B, 4.843%, 11/10/10 ................    United States        13,438,947         13,652,533
  Shinn Acquisition LLC (Hornets), Term Loan, 8.375%, 6/30/07 ......    United States         2,250,000          2,253,442
  Warner Music, Term Loan B, 5.13 - 5.65%, 2/28/11 .................    United States        11,122,189         11,226,459
                                                                                                            ---------------
                                                                                                                71,949,252
                                                                                                            ---------------

  OIL & GAS PIPELINES 0.4%
  El Paso Corp.,
     L/C Term Loan, 2.505%, 11/23/09 ...............................    United States         1,687,500          1,698,985
     Term Loan B, 5.875%, 11/23/09 .................................    United States         2,790,000          2,813,444
                                                                                                            ---------------
                                                                                                                 4,512,429
                                                                                                            ---------------



12 |Quarterly Statement of Investments

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  OIL & GAS PRODUCTION 0.4%
  Williams Production RMT Co., Term Loan C, 5.46%, 5/30/08 .........    United States    $    4,912,813     $    4,964,495
                                                                                                            ---------------

  OIL REFINING/MARKETING 0.8%
  Getty Petroleum Marketing, Term Loan B, 6.35%, 5/19/10 ...........    United States         1,894,189          1,929,250
  Lyondell-Citgo Refining LP, Term Loan, 4.591%, 5/21/07 ...........    United States           992,500            998,207
  Magellan Midstream Holdings LP, Term Loan B, 5.09%, 12/10/11 .....    United States         1,363,021          1,386,874
  Semcams Holding Co. (Semgroup),
     CAD Term Loan, 5.35%, 8/27/08 .................................       Canada               592,308            598,787
     U.S. Term Loan, 7.50%, 8/27/08 ................................    United States           676,923            684,327
  Tesoro Petroleum Corp., L/C Term Loan, 2.954%, 6/30/07 ...........    United States         2,000,000          2,007,540
  Universal Compression Inc., Term Loan B, 4.85%, 1/14/12 ..........    United States         3,000,000          3,045,000
                                                                                                            ---------------
                                                                                                                10,649,985
                                                                                                            ---------------

  OTHER CONSUMER SERVICES 0.5%
  Alderwoods Group Inc., Term Loan B1, 4.54 - 5.296%, 8/19/10 ......    United States         1,030,634          1,039,518
  Knowledge Learning Corp., Term Loan B, 5.57%, 1/07/05 ............    United States         2,590,000          2,616,304
c Protection One Inc., Term Loan B, 6.00 - 8.00%, 4/15/11 ..........    United States           800,000            809,000
  Weight Watchers,
     Additional Term Loan B, 4.65%, 3/31/10 ........................    United States           995,000          1,005,358
     Term Loan B, 4.79%, 3/31/10 ...................................    United States           987,500            999,844
                                                                                                            ---------------
                                                                                                                 6,470,024
                                                                                                            ---------------

  OTHER CONSUMER SPECIALTIES 1.5%
  Alliance Laundry Systems LLC, Term Loan B, 5.12%, 1/15/12 ........    United States         2,376,000          2,406,691
  Solo Cup Co., Term Loan B, 5.00 - 5.093%, 2/27/11 ................    United States        11,899,850         12,057,522
  Visant Holding Corp. (Jostens), Term Loan B, 5.19%, 10/01/11 .....    United States         4,074,000          4,138,080
                                                                                                            ---------------
                                                                                                                18,602,293
                                                                                                            ---------------

  OTHER TRANSPORTATION 0.1%
  Sirva Woldwide Inc., Term Loan B, 5.37 - 5.62%, 12/01/10 .........    United States         1,280,000          1,244,787
                                                                                                            ---------------

  PERSONNEL SERVICES 0.1%
  Allied Security Holdings LLC, Term Loan B, 7.35%, 6/30/10 ........    United States         1,154,286          1,156,975
                                                                                                            ---------------

  PUBLISHING: BOOKS/MAGAZINES 2.1%
  Dex Media West LLC, Term Loan B, 4.62 - 5.05%, 3/09/10 ...........    United States         7,776,883          7,898,397
  F&W Publications Inc., Term Loan B, 6.52%, 12/31/09 ..............    United States         1,786,448          1,809,895
  Primedia Inc., Term Loan B, 5.775%, 6/30/09 ......................    United States         4,227,228          4,253,649
  R.H. Donnelley Inc.,
     Term Loan A3, 4.31 - 4.78%, 3/30/11 ...........................    United States           825,688            835,080
     Term Loan D, 4.70 - 4.88%, 6/30/11 ............................    United States         7,446,407          7,549,644
  Transwestern Publishing Co.,
     Term Loan, 4.563%, 2/24/11 ....................................    United States         2,760,000          2,764,968
     Term Loan B, 5.313 - 6.75%, 2/25/11 ...........................    United States           875,500            877,076
                                                                                                            ---------------
                                                                                                                25,988,709
                                                                                                            ---------------



                                         Quarterly Statement of Investments | 13

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  PUBLISHING: NEWSPAPERS 1.5%
  Advertising Directory Solutions Inc., Term Loan B, 5.07%, 11/09/11        Canada          $10,650,563     $   10,692,717
  Freedom Communications, Term Loan B, 4.59 - 4.60%, 5/17/09 .......    United States         2,500,000          2,508,333
  Herald Media, Term Loan B, 5.56%, 7/30/11 ........................    United States         2,106,575          2,136,857
  Journal Register Co., Term Loan B, 4.60 - 4.69%, 8/13/12 .........    United States         3,000,000          3,027,189
  MediaNews Group Inc., Term Loan C, 4.57%, 12/30/10 ...............    United States           920,318            924,828
                                                                                                            ---------------
                                                                                                                19,289,924
                                                                                                            ---------------

  PULP & PAPER 1.9%
  Appleton Papers Inc., Term Loan B, 4.79 - 5.55%, 6/11/10 .........    United States           893,250            903,020
c Boise Cascade LLC, Term Loan D, 4.74%, 10/28/11 ..................    United States         3,669,521          3,709,019
  Intertape Polymer Group Inc., Term Loan B, 4.96 - 5.204%, 7/28/11     United States         3,781,000          3,832,989
  Koch Cellulose LLC,
     L/C Term Loan, 4.60%, 5/07/11 .................................    United States           643,132            654,789
     Term Loan B, 5.34%, 5/07/11 ...................................    United States         2,093,175          2,131,113
  MDCP Acquisitions I (Jefferson Smurfit),
     Term Loan B, 5.626 - 5.873%, 9/12/10 ..........................       Ireland              925,801            929,198
     Term Loan C, 6.126 - 6.373%, 9/12/11 ..........................       Ireland              925,801            929,744
c NewPage Corp., Term Loan, 7.75%, 4/25/11 .........................    United States         3,000,000          3,018,750
  Smurfit-Stone Container Canada Inc., Term Loan C, 4.875 - 4.938%,
    11/01/11 .......................................................       Canada             1,606,568          1,633,846
  Smurfit-Stone Container Enterprises,
     L/C Term Loan, 2.597%, 11/01/10 ...............................    United States           654,975            666,949
     Term Loan B, 4.688 - 4.938%, 11/01/11 .........................    United States         5,221,345          5,309,998
                                                                                                            ---------------
                                                                                                                23,719,415
                                                                                                            ---------------

  RAILROADS 0.3%
  Kansas City Southern Railway Co., Term Loan B1, 4.76 - 4.87%,
    3/31/08 ........................................................    United States         1,712,708          1,739,683
  RailAmerica Inc.,
     CAD Term Loan, 4.875%, 9/29/11 ................................       Canada               160,328            163,468
     U.S. Term Loan, 4.875%, 9/29/11 ...............................    United States         1,356,292          1,382,852
                                                                                                            ---------------
                                                                                                                 3,286,003
                                                                                                            ---------------

  REAL ESTATE DEVELOPMENT 1.4%
  CNL Hotel & Resorts, Term Loan B, 5.39%, 12/30/06 ................    United States         5,089,667          5,172,374
  General Growth Properties Inc., Term Loan B, 5.10%, 11/12/08 .....    United States         3,492,152          3,520,707
  LNR Property Corp., Term Loan B, 5.81%, 12/31/07 .................    United States         3,527,892          3,546,854
  The Macerich Co.,
   c Interim Facility, 6.35%, 3/31/06 ..............................    United States         1,900,000          1,902,375
   c Term Loan B, 6.25%, 3/31/10 ...................................    United States         1,700,000          1,700,000
  Maguire Properties Inc., Term Loan B, 4.621%, 3/15/10 ............    United States         2,250,000          2,259,338
                                                                                                            ---------------
                                                                                                                18,101,648
                                                                                                            ---------------

  REAL ESTATE INVESTMENT TRUSTS 0.6%
  Crescent Real Estate Funding XII, Term Loan, 5.11%, 1/12/06 ......    United States         3,146,728          3,173,280
  Newkirk Master LP, Term Loan, 7.564%, 11/24/06 ...................    United States         3,916,275          3,966,051
                                                                                                            ---------------
                                                                                                                 7,139,331
                                                                                                            ---------------



14 | Quarterly Statement of Investments

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  RECREATIONAL PRODUCTS 0.7%
  Amscan Holdings Inc., Term Loan B, 5.62 - 5.819%, 4/30/12 ........    United States    $      992,500     $      998,703
  PlayPower Inc., Term Loan, 6.09%, 2/07/10 ........................    United States           850,000            859,307
  Pure Fishing Inc., Term Loan B, 5.85 - 6.13%, 9/30/10 ............    United States         1,485,000          1,500,815
  True Temper Sports Inc., Term Loan, 5.661 - 7.75%, 3/15/11 .......    United States         5,875,909          5,767,264
                                                                                                            ---------------
                                                                                                                 9,126,089
                                                                                                            ---------------

  RESTAURANTS 0.6%
  CKE Restaurants Inc., Term Loan, 4.938%, 4/30/09 .................    United States           534,007            540,015
  Denny's Inc., Term Loan B, 6.01 - 6.545%, 9/27/09 ................    United States           997,502          1,023,687
  Dominos Inc., Term Loan, 4.875%, 6/25/10 .........................    United States         2,326,293          2,359,372
  Jack In The Box Inc., Term Loan B, 4.64 - 5.17%, 1/08/11 .........    United States         2,962,500          3,008,789
                                                                                                            ---------------
                                                                                                                 6,931,863
                                                                                                            ---------------

  SEMICONDUCTORS 0.3%
  Fairchild Semiconductor Corp., Term Loan, 4.688%, 12/31/10 .......    United States         4,117,524          4,166,419
                                                                                                            ---------------

  SERVICES TO THE HEALTH INDUSTRY 0.4%
  Accredo Health Inc., Term Loan B, 4.82%, 8/02/11 .................    United States         3,703,333          3,718,380
  Quintiles Transnational Corp., Term Loan B, 4.84%, 9/25/09 .......    United States           851,919            856,179
                                                                                                            ---------------
                                                                                                                 4,574,559
                                                                                                            ---------------

  SPECIALTY STORES 0.6%
c Movie Gallery Inc., Term Loan B, 7.75%, 8/15/11 ..................    United States         4,800,000          4,842,000
  Pantry Inc., Term Loan, 5.32%, 3/12/11 ...........................    United States         2,397,311          2,429,507
                                                                                                            ---------------
                                                                                                                 7,271,507
                                                                                                            ---------------

  SPECIALTY TELECOMMUNICATIONS 2.3%
  D&E Communications Inc., Term Loan B, 4.89 - 6.75%, 12/31/11 .....    United States         2,320,377          2,337,780
  Fairpoint Communications Inc., Term Loan B, 5.125 - 5.438%,
    2/08/12 ........................................................    United States         3,000,000          3,038,250
  GCI Holdings Inc., Term Loan, 5.314%, 11/01/07 ...................    United States         2,384,777          2,400,421
  Iowa Telecommunications Services Inc., Term Loan B, 4.97 - 5.10%,
    11/30/11 .......................................................    United States         6,750,000          6,825,937
  Ntelos Inc., Term Loan B, 5.57%, 8/31/11 .........................    United States         5,486,250          5,488,538
  Valor Telecom, Term Loan, 5.02 - 5.10%, 10/30/11 .................    United States         9,310,000          9,426,375
                                                                                                            ---------------
                                                                                                                29,517,301
                                                                                                            ---------------

  STEEL 0.4%
  Copperweld Corp., Term Loan, 7.564%, 12/17/11 ....................    United States         4,531,109          4,542,436
                                                                                                            ---------------

  TOBACCO 0.1%
  Commonwealth Brands Inc., Term Loan, 6.375%, 8/28/07 .............    United States         1,473,846          1,496,875
                                                                                                            ---------------

  WHOLESALE DISTRIBUTORS 0.3%
  Interline Brands, Term Loan B, 5.343%, 12/31/10 ..................    United States         2,244,375          2,260,557
  National Waterworks Inc., Term Loan C, 5.60%, 11/22/09 ...........    United States           841,837            855,166
  Nebraska Book Co., Term Loan C, 5.60 - 5.88%, 3/04/11 ............    United States           990,000            997,217
                                                                                                            ---------------
                                                                                                                 4,112,940
                                                                                                            ---------------



                                         Quarterly Statement of Investments | 15

Franklin Floating Rate Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                           COUNTRY     PRINCIPAL AMOUNT A       VALUE
---------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONT.)
  WIRELESS COMMUNICATIONS 1.7%
  AAT Communications Corp., Term Loan B, 5.77 - 5.80%, 12/31/11 ....    United States    $    2,992,500     $    3,039,258
  Nextel Partners Inc., Term Loan C, 5.438%, 5/31/11 ...............    United States         6,500,000          6,605,625
  SBA Communications Corp., Term Loan, 5.10 - 6.13%, 10/31/08 ......    United States         9,431,237          9,619,862
  SpectraSite Communications Inc., Term Loan B, 4.52%, 5/30/12 .....    United States         1,745,625          1,762,900
                                                                                                            ---------------
                                                                                                                21,027,645
                                                                                                            ---------------
  TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,117,975,002) .......                                         1,124,836,473
                                                                                                            ---------------


                                                                                       ------------------
                                                                                         SHARES/WARRANTS
                                                                                       ------------------
  COMMON STOCKS AND WARRANTS 1.1%
  COMMERCIAL PRINTING/FORMS 0.0%e
f Vertis Holdings Inc., wts., 6/30/11 ..............................    United States            39,812                 --
                                                                                                            ---------------

  SPECIALTY TELECOMMUNICATIONS 0.1%
f IDT Corp., B .....................................................    United States            53,428            751,198
                                                                                                            ---------------

  STEEL 0.6%
f Copperweld Holding Co., A ........................................    United States               242          4,059,550
f Copperweld Holding Co., B ........................................    United States             1,741          3,248,706
                                                                                                            ---------------
                                                                                                                 7,308,256
                                                                                                            ---------------

  WIRELESS COMMUNICATIONS 0.4%
f First Ave Networks Inc. ..........................................    United States           362,173            689,940
f Leap Wireless International Inc. .................................    United States            38,068            903,734
f USA Mobility Inc. ................................................    United States           138,746          4,154,055
                                                                                                            ---------------
                                                                                                                 5,747,729
                                                                                                            ---------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $5,959,457) ...............                                            13,807,183
                                                                                                            ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,135,445,522) ................                                         1,150,411,406
                                                                                                            ---------------
  SHORT TERM INVESTMENT (COST $107,141,774) 8.5%
  MONEY FUND
g Franklin Institutional Fiduciary Trust Money Market Portfolio ....                        107,141,774        107,141,774
                                                                                                            ---------------
  TOTAL INVESTMENTS (COST $1,242,587,296) 100.0% ...................                                         1,257,553,180
  OTHER ASSETS, LESS LIABILITIES 0.0% ..............................                                              (427,878)
                                                                                                            ---------------
  NET ASSETS 100.0% ................................................                                        $1,257,125,302
                                                                                                            ---------------

SELECTED PORTFOLIO ABBREVIATIONS
DIP  - Debtor-In-Possession
L/C  - Line of Credit


a The principal amount is stated in U.S. dollars unless otherwise indicated.
b The coupon shown represents the rate at period end.
c Security purchased on a delayed delivery basis.
d Defaulted security.
e Rounds to less than 0.05% of net assets.
f Non-income producing.
g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.



16 | See Notes to Statement of Investments.|Quarterly Statement of Investments

Franklin Floating Rate Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


The Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company.


1. INCOME TAXES

At April 30, 2005, the unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...................................  $1,243,090,035
                                                         ---------------

Unrealized appreciation ...............................  $   19,432,512
Unrealized depreciation ...............................      (4,969,367)
                                                         ---------------
Net unrealized appreciation (depreciation) ............  $   14,463,145
                                                         ---------------











For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 17

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN FLOATING RATE TRUST

By /s/JIMMY D. GAMBILL
   -------------------
         Jimmy D. Gambill
         Chief Executive Officer - Finance and Administration
Date    June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
         Jimmy D. Gambill
         Chief Executive Officer - Finance and Administration
Date    June 20, 2005


By /s/GALEN G. VETTER
   ------------------
         Galen G. Vetter
         Chief Financial Officer
Date    June 20, 2005











                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Floating Rate Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 20, 2005




 Jimmy D. Gambill
Chief Executive Officer - Finance and Administration,




Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Floating Rate Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 20, 2005




/s/GALEN G. VETTER
Chief Financial Officer